Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

	December 31, 2020	June 30, 2020
	(unaudited)
Rights of use lease assets	$363,318	$553,904

Operating lease liabilities, current	308,276	315,259
Operating lease liabilities, noncurrent	124,673	310,098
Total operating lease liabilities	$432,949	$625,357

Schedule of weighted average remaining lease terms and discount rates
	December 31, 2020	June 30, 2020
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.35	3.30
Weighted average discount rate	4.75%	4.75%

Schedule of maturities of lease liabilities

For the six months ended June 30, 2021	$214,272
For the twelve months ended June 30, 2022	165,017
For the twelve months ended June 30, 2023	38,840
For the twelve months ended June 30, 2024 and thereafter	33,232
Total lease payments	451,361
Less: imputed interest	(18,412)
Present value of lease liabilities	$432,949